Description of Business and Significant Accounting Policies (Narrative) (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2025 USD ($) SEGMENT item	Dec. 31, 2024 USD ($) SEGMENT item	Dec. 31, 2023 USD ($)
Business And Significant Accounting Polices [Line Items]
Number of reportable business segments | SEGMENT	1	1
Number of board of directors	13	13
Number of disinterested directors	7	7
Direct or indirect ownership interest time period	10 years	10 years
Number of board positions to be eliminated upon acquisition	2	2
Number of directors appointed	2	2
Goodwill impairment | $		$ 0
Goodwill | $	$ 4,740,000,000	$ 4,740,000,000	$ 4,740,000,000
Sempra Energy [Member]
Business And Significant Accounting Polices [Line Items]
Number of disinterested directors	2	2
Texas Transmission [Member]
Business And Significant Accounting Polices [Line Items]
Ownership	19.75%	19.75%
Number of disinterested directors	2	2
Oncor Holdings [Member]
Business And Significant Accounting Polices [Line Items]
Ownership	80.25%	80.25%
Number of disinterested directors	2	2
Minimum [Member]
Business And Significant Accounting Polices [Line Items]
Disinterested directors expenditure budget percentage	10.00%	10.00%